Note 7 - Due to Related Parties (Details)	0 Months Ended	1 Months Ended			12 Months Ended
	Jan. 10, 2013 USD ($)	Nov. 30, 2013 USD ($)	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2013 USD ($)		Nov. 30, 2013 CAD	Nov. 30, 2012 USD ($)		Nov. 30, 2011 USD ($)	Nov. 30, 2013 Coupon Interest Member USD ($)	Nov. 30, 2013 Interest Expense [Member] USD ($)	Nov. 30, 2013 Interest Expense [Member] CAD	Nov. 30, 2012 Interest Expense [Member] USD ($)	Nov. 30, 2011 Interest Expense [Member] USD ($)
Note 7 - Due to Related Parties (Details) [Line Items]
Payments from Net Cash (in Dollars)							800,000
Related Party Transaction, Amounts of Transaction										801,551		16,640	17,671	39,173	163,099
Related Party Transaction, Amounts of Transaction (in Dollars)										801,551		16,640	17,671	39,173	163,099
Interest Expense, Related Party					43,538			45,278		73,011
Debt Instrument, Face Amount	1,500,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Convertible, Number of Equity Instruments	500,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 3.00
Proceeds from Convertible Debt	1,500,000				1,500,000
Embedded Derivative, Fair Value of Embedded Derivative Liability	220,100	728,950			728,950
Fair Value Assumptions, Expected Volatility Rate	46.60%	64.60%	62.40%	63.00%
Fair Value Assumptions, Risk Free Interest Rate	0.26%	0.12%	0.58%	0.40%
Fair Value Assumptions, Expected Term	2 years	1 year 36 days	5 years	5 years	4 years		4 years
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net		(533,149)			(533,149)	[1]			[1]
Accretion Expense		1,279,900
Accretion Expense Imputed Interest Rate		8.00%
Interest Expense, Debt					$ 96,556						$ 159,671

[1]	The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.